Annual Total Returns - BlackRock Advantage Large Cap Value Fund (Investor C, Class R, Institutional and Investor A) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund - Investor A Shares
	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.97%)
Annual Return 2012	12.47%
Annual Return 2013	32.73%
Annual Return 2014	11.59%
Annual Return 2015	(2.07%)
Annual Return 2016	13.49%	[1]
Annual Return 2017	17.26%	[1]
Annual Return 2018	(7.96%)
Annual Return 2019	24.38%
Annual Return 2020	3.62%

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.